UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2021
MFS®  Municipal
Income Trust
MFM-SEM

MFS® Municipal
Income Trust
New York Stock Exchange Symbol: MFM

Contact information	back cover
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	20.9%
Healthcare Revenue - Long Term Care	9.3%
Universities - Secondary Schools	6.2%
Universities - Colleges	5.8%
General Obligations - General Purpose	5.3%
Miscellaneous Revenue - Other	5.0%
General Obligations - Schools	4.7%
Water & Sewer Utility Revenue	4.4%
Tax – Sales	3.8%
Tax - Other	3.4%
Composition including fixed income credit quality (a)(i)
AAA	1.9%
AA	16.8%
A	33.7%
BBB	32.0%
BB	13.8%
B	5.6%
CCC	0.6%
CC	0.8%
C	2.4%
D	1.7%
Not Rated	29.7%
Cash & Cash Equivalents (Less Liabilities)	(39.0)%
Portfolio facts (i)
Average Duration (d)	9.7
Average Effective Maturity (m)	19.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. This calculation is based on net assets applicable to common shares as of April 30, 2021.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity. This calculation is based on gross assets, which consists of net assets applicable to common shares plus the value of preferred shares, as of April 30, 2021.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of the aggregate liquidation preference of the variable rate municipal term preferred shares (VMTPS) issued by the fund. Cash & Cash Equivalents is negative due to the aggregate liquidation value of VMTPS. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 8 in the Notes to Financial Statements for more information on the VMTPS issued by the fund.
Percentages are based on net assets applicable to common shares as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Jason Kosty	Portfolio Manager	March 2021	Investment Officer of MFS; employed in the investment management area of MFS since 2014.
Gary Lasman	Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2002.
Geoffrey Schechter	Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1993.
Effective March 31, 2021, Jason Kosty was added as a Portfolio Manager of the fund.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 137.1%
Alabama - 2.9%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	$105,000	$ 124,297
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	180,000	191,265
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	190,000	201,192
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	270,000	281,174
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	285,000	298,923
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	340,000	231,947
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	440,000	298,229
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	170,000	145,808
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	245,000	172,440
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	350,000	173,375
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	660,000	306,087
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	185,000	188,762
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	275,000	307,543
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	290,000	295,894
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	565,000	579,431
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	990,000	1,129,545
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	2,635,000	3,061,636
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	480,000	594,149
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	295,000	362,973
		$8,944,670

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alaska - 0.1%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$125,000	$ 139,100
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	180,000	199,663
		$338,763
Arizona - 3.5%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 4%, 7/01/2029 (n)	$25,000	$ 27,313
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2039 (n)	60,000	69,329
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2049 (n)	100,000	113,677
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2054 (n)	155,000	175,481
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	35,000	39,986
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	65,000	73,035
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	170,000	190,606
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	70,000	79,972
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	65,000	73,035
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	60,000	67,273
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (w)	30,000	31,085
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)(w)	30,000	32,499
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)(w)	45,000	48,040
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029 (n)	40,000	43,335
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039 (n)	30,000	34,348

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049 (n)	$45,000	$ 50,764
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	250,000	253,833
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	400,000	401,303
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	115,000	120,832
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	490,000	546,667
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	100,000	115,393
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	15,000	16,941
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	25,000	30,460
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	80,000	92,944
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	50,000	59,833
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	65,000	77,597
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	240,000	272,453
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	675,000	698,417
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	525,000	545,979
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	240,000	264,448
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	80,000	88,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	$380,000	$ 412,899
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	190,000	206,371
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	850,000	922,631
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	100,000	110,877
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	85,000	93,594
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	530,000	569,601
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	150,000	164,369
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034 (n)	270,000	312,482
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	310,000	336,457
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044 (n)	430,000	495,840
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	340,000	363,637
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	40,000	46,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	95,000	108,730
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	75,000	85,257
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	160,000	182,795
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037 (n)	325,000	330,566
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047 (n)	305,000	310,312

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052 (n)	$360,000	$ 366,073
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	115,000	116,823
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	320,000	324,772
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	170,000	172,409
		$10,767,522
Arkansas - 0.8%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$65,000	$ 67,270
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	135,000	140,086
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	15,000	15,489
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	155,000	190,055
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	385,000	475,857
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	60,000	66,526
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	85,000	94,496
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	920,000	1,065,085
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	230,000	256,808
		$2,371,672
California - 9.9%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$125,000	$ 138,777
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	525,000	452,865
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	730,000	806,130
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	210,000	331,552
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	170,000	201,382
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	65,000	70,908

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	$170,000	$ 196,499
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	160,000	183,415
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	25,000	28,462
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	250,000	256,377
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	235,000	262,353
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	750,000	487,500
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)	980,000	298,900
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	25,000	29,239
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	55,000	63,915
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	55,000	62,858
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2035 (w)	1,085,000	1,383,551
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,985,000	2,272,838
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	70,000	80,084
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	180,000	202,111
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	190,000	207,954
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	100,000	109,852
California State University Rev., “A”, 5%, 11/01/2037 (Prerefunded 11/01/2021)	1,950,000	1,996,759
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	110,000	116,189
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	325,000	359,855

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	$190,000	$ 217,688
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	350,000	413,809
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	105,000	110,629
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	145,000	156,830
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	450,000	508,767
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	855,000	954,590
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	585,000	656,017
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	450,000	507,008
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	175,000	183,503
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	115,000	120,348
California Statewide Communities Development Authority, Essential Housing Rev. (Jefferson-Anaheim), “A-2”, 3.125%, 8/01/2056 (n)	280,000	268,249
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	221,000	221,879
CSCDA Community Improvement Authority, California Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	330,000	354,377
CSCDA Community Improvement Authority, California Essential Housing Rev. (Renaissance at City Center), “A”, 5%, 7/01/2051 (n)	179,227	207,323
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2041	3,095,000	3,609,849
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030	160,000	174,551
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	190,000	193,378
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	280,000	290,113
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 5%, 6/01/2040	305,000	356,650

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Hastings Campus Housing Finance Authority Rev., “A”, 5%, 7/01/2061 (n)	$915,000	$ 1,046,376
Hastings Campus Housing Finance Authority Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	935,000	520,549
Hawthorne, CA, School District (Election of 2018), “A”, BAM, 4%, 8/01/2047	1,395,000	1,603,500
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	375,000	417,696
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	300,000	340,430
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	90,000	95,353
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	70,000	74,271
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	115,000	121,508
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	145,000	124,510
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	300,000	348,227
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	400,000	485,666
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	1,275,000	368,689
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	50,000	55,408
State of California, 5.25%, 9/01/2030	1,560,000	1,586,253
State of California, Various Purpose General Obligation, 5.25%, 10/01/2028	660,000	673,819
State of California, Various Purpose General Obligation, 5.25%, 4/01/2035	1,285,000	1,343,625
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	150,000	184,741
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	810,000	908,690
		$30,405,194

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 4.7%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	$28,000	$ 32,675
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	119,000	147,568
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	130,000	145,998
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	75,000	78,176
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	70,000	78,439
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	70,000	77,961
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,875,000	2,290,358
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	370,000	461,314
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	400,000	426,753
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	270,000	305,673
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2033 (Prerefunded 12/01/2022)	650,000	699,467
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	170,000	189,163
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	4,995,000	5,909,969
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	700,000	818,657
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5.125%, 12/01/2048	500,000	544,198
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	125,000	144,971
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	75,000	86,800
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	205,000	235,450
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	155,000	186,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	$400,000	$ 461,810
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	175,000	190,455
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	710,000	818,580
Tallyn's Reach, CO, Metropolitan District No. 3, 5%, 12/01/2033 (Prerefunded 12/01/2023)	101,000	111,989
		$14,443,133
Connecticut - 0.8%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	$230,000	$ 257,026
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	315,000	379,825
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	1,720,000	1,765,009
		$2,401,860
Delaware - 0.5%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2042	$180,000	$ 183,946
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	260,000	284,048
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	355,000	423,469
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	180,000	213,338
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2048	115,000	128,343
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	140,000	155,353
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2053	105,000	116,848
		$1,505,345

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 0.3%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$280,000	$ 309,246
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	500,000	573,484
Washington D.C. Convention & Sports Authority, Senior Lien Dedicated Tax Refunding Rev., “A”, 4%, 10/01/2037 (w)	25,000	29,768
Washington D.C. Convention & Sports Authority, Senior Lien Dedicated Tax Refunding Rev., “A”, 4%, 10/01/2039 (w)	35,000	41,422
Washington D.C. Convention & Sports Authority, Senior Lien Dedicated Tax Refunding Rev., “A”, 4%, 10/01/2040 (w)	25,000	29,495
		$983,415
Florida - 6.9%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	$85,000	$ 87,113
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	145,000	161,076
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	70,000	77,873
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	105,000	116,970
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	285,000	310,826
Capital Trust Agency, FL, Senior Rev. (Educational Growth Fund, LLC Charter School Portfolio Projects), “A-1”, 5%, 7/01/2056 (n)	185,000	208,170
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	110,000	74,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	1,050,000	714,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	245,000	276,795
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	335,000	382,595
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	100,000	112,383
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	120,000	132,861

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	$240,000	$ 261,878
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	950,000	1,025,300
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	110,000	118,920
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	100,000	107,810
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	110,000	128,761
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	185,000	214,485
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032 (n)	295,000	305,932
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043 (n)	615,000	635,118
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	135,000	148,559
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	65,000	69,448
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	135,000	145,786
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	350,000	374,299
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	170,000	199,535
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	150,000	176,220
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	280,000	327,503
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	660,000	559,740
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	185,000	215,731
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	315,000	388,933
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	270,000	301,819

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	$325,000	$ 325,434
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	180,000	191,308
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	435,000	504,203
Miami-Dade County, FL, Aviation Rev., “A”, 4%, 10/01/2040	700,000	831,286
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	540,000	584,348
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	1,580,000	1,625,973
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	200,000	209,564
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	115,000	119,279
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	100,000	103,721
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (a)(d)	445,000	160,200
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	745,000	875,712
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	45,000	55,861
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	165,000	202,432
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	305,000	187,996
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	495,000	248,458
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	690,000	690,619
Palm Beach County, FL, Health Facilities Authority Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	275,000	294,903
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	180,000	193,465
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	335,000	360,057
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	190,000	220,116
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	265,000	319,509

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	$95,000	$ 103,436
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	110,000	118,183
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	200,000	214,610
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 11/01/2010 (d)	152,041	91,224
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	35,000	38,907
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	35,000	38,536
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	70,000	76,913
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	215,000	236,932
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	295,000	330,354
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	230,000	256,332
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	150,000	168,791
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2045	2,720,000	1,163,740
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	500,000	622,489
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	330,000	355,407
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	595,000	638,968
		$21,120,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 4.0%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 4%, 1/01/2054	$375,000	$ 425,484
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	105,000	112,342
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	100,000	116,714
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	450,000	510,911
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2044	415,000	486,635
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2049	620,000	720,103
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	85,000	94,960
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	150,000	166,301
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	160,000	175,973
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	115,000	135,233
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	10,000	12,665
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	1,100,000	1,122,204
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	270,000	275,450
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	910,000	928,369
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	1,965,000	2,004,253
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	360,000	413,762
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	285,000	352,326
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	210,000	251,558
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	190,000	226,332
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	190,000	225,039
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2044	690,000	834,265
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2040	400,000	482,898

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2038	$500,000	$ 606,537
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2039	400,000	484,004
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2041	795,000	957,034
		$12,121,352
Guam - 0.3%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	$235,000	$ 236,763
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	490,000	595,737
		$832,500
Hawaii - 0.2%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$220,000	$ 229,156
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	125,000	128,865
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	125,000	127,238
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	95,000	111,914
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	130,000	133,668
		$730,841
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$80,000	$ 89,054
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	360,000	404,888
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	105,000	124,335
		$618,277
Illinois - 15.8%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,030,000	$ 1,028,235
Chicago, IL, Board of Education, 5%, 12/01/2042	250,000	260,713
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	975,000	1,056,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	$530,000	$ 455,562
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	460,000	381,978
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	190,000	152,376
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	100,000	116,212
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	100,000	115,822
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	260,000	296,257
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	1,915,000	2,298,462
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	245,000	293,256
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	95,000	116,875
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	245,000	308,910
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	115,000	148,125
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	75,000	98,074
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	60,000	79,893
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	155,000	210,095
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	330,000	411,659
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	635,000	786,672
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	545,000	670,841
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	680,000	870,701
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	110,000	138,013
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	105,000	128,849
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	110,000	134,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	$110,000	$ 133,947
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	485,000	573,426
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	745,000	876,974
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	480,000	552,290
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	70,000	79,838
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	335,000	390,493
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	235,000	279,886
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	55,000	66,782
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	65,000	71,367
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	620,000	765,203
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	75,000	93,022
Chicago, IL, General Obligation, “A”, 5%, 1/01/2036	205,000	221,015
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	205,000	243,732
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	40,000	47,466
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	760,000	894,000
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	790,000	951,302
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	170,000	191,458
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2030	1,260,000	1,295,486
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	50,000	60,879
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	160,000	189,955
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	490,000	577,874
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	135,000	145,076
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	70,000	75,188
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	270,000	291,076
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	395,000	475,497
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	220,000	263,746
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029 (Prerefunded 12/01/2021)	275,000	283,155
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030 (Prerefunded 12/01/2021)	550,000	566,310

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031 (Prerefunded 12/01/2021)	$105,000	$ 108,114
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	750,000	923,945
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	905,000	1,060,314
Cook County, IL, General Obligation Refunding, 5%, 11/15/2034	75,000	91,263
Cook County, IL, General Obligation Refunding, 5%, 11/15/2035	285,000	346,038
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2041	735,000	870,235
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	254,000	255,139
Illinois Finance Authority Rev. (Carle Foundation), “A”, 3%, 8/15/2048 (w)	1,170,000	1,233,045
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	510,000	511,457
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	250,000	297,518
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	250,000	297,032
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	50,000	54,522
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	345,000	359,367
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	60,000	65,882
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	425,000	443,256
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	5,000	5,905
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	295,000	357,067
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041 (Prerefunded 2/15/2027)	45,000	53,146
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	980,000	1,099,846
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	615,000	736,572
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	360,000	391,201
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	70,000	80,991
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	145,000	167,001

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	$120,000	$ 138,227
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	110,000	126,559
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	800,000	908,944
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	10,000	11,950
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2034 (w)	700,000	973,658
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035 (w)	405,000	569,376
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	655,000	741,918
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	45,000	50,286
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	90,000	99,849
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	45,000	49,843
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	1,215,000	1,230,730
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	10,000	12,267
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	155,000	183,884
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	345,000	420,178
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	310,000	386,237
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	65,000	82,593
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	155,000	200,361
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	140,000	175,461
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	195,000	244,700
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	85,000	98,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	$60,000	$ 69,496
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	90,000	104,644
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	1,520,000	555,482
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	2,565,000	1,200,516
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	235,000	255,365
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	135,000	147,215
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	100,000	104,616
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	110,000	114,572
State of Illinois, 4.125%, 11/01/2031	180,000	201,205
State of Illinois, 4.5%, 11/01/2039	255,000	284,095
State of Illinois, 5%, 11/01/2040	755,000	865,091
State of Illinois, AGM, 5%, 2/01/2027	230,000	254,927
State of Illinois, NPFG, 6%, 11/01/2026	635,000	770,110
State of Illinois, “A”, 5%, 11/01/2027	925,000	1,132,325
State of Illinois, “A”, 5%, 12/01/2024	55,000	63,188
State of Illinois, “A”, 5%, 12/01/2038	90,000	105,687
State of Illinois, General Obligation, “A”, 5%, 3/01/2046	1,365,000	1,676,788
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2047	985,000	1,122,057
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	720,000	859,135
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	715,000	848,046
		$48,464,177
Indiana - 1.7%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	$535,000	$ 580,087
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032 (Prerefunded 3/01/2022)	740,000	767,802
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039 (Prerefunded 3/01/2022)	185,000	192,331

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	$70,000	$ 77,313
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	180,000	195,557
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	300,000	326,613
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	820,000	892,010
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	130,000	154,377
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	35,000	38,004
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	35,000	37,811
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	670,000	787,891
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	170,000	175,431
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	55,000	68,590
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	40,000	49,683
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	50,000	61,666
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	155,000	189,509
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	615,000	694,856
		$5,289,531
Iowa - 1.0%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$90,000	$ 97,809
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	75,000	81,057
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	130,000	139,207
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	565,000	575,644
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	2,980,000	521,228
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset-Backed, “B”, 5.6%, 6/01/2034	1,635,000	1,635,500
		$3,050,445

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - 1.3%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$400,000	$ 468,099
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	200,000	234,050
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	165,000	182,957
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	75,000	82,068
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	85,000	94,951
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	75,000	83,197
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	100,000	109,756
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	465,000	491,727
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	115,000	119,273
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	180,000	183,414
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	265,000	271,345
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2047	600,000	687,821
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2052	400,000	456,253
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	115,000	119,593
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	360,000	407,375
		$3,991,879
Kentucky - 2.4%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$75,000	$ 94,031
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	75,000	93,747
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	80,000	99,721
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	570,000	576,094

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	$555,000	$ 539,790
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	535,000	526,986
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	430,000	433,032
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	200,000	201,569
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	55,000	65,907
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	495,000	588,564
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	320,000	377,672
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	250,000	282,553
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	165,000	185,192
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	125,000	142,407
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	205,000	228,200
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	235,000	240,871
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	650,000	656,895
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	165,000	166,383
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Miralea Project), 7.25%, 5/15/2041 (Prerefunded 5/15/2021)	250,000	250,537
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Miralea Project), 7.375%, 5/15/2046 (Prerefunded 5/15/2021)	255,000	255,557
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	725,000	830,448

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	$160,000	$ 176,598
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	260,000	286,581
		$7,299,335
Louisiana - 3.2%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031 (Prerefunded 7/01/2021)	$595,000	$ 600,733
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041 (Prerefunded 7/01/2021)	375,000	378,687
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish Gomesa Project), 5.65%, 11/01/2037 (n)	100,000	116,278
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	1,185,000	1,236,775
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish Gomesa Project), 4%, 11/01/2044 (n)	300,000	311,831
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish Gomesa Project), 3.95%, 11/01/2043 (n)	285,000	295,837
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish Gomesa Project), 3.9%, 11/01/2044 (n)	355,000	366,407
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	170,000	185,873
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	650,000	706,958
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish Gomesa Project), 5.375%, 11/01/2038 (n)	185,000	211,218
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish Gomesa Project), 5.5%, 11/01/2039 (n)	125,000	139,561

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish Gomesa Project), 4.625%, 11/01/2038 (n)	$140,000	$ 152,903
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	100,000	109,267
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	325,000	357,818
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	265,000	289,614
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	100,000	106,888
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	110,000	112,958
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	185,000	186,777
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	595,000	614,785
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	1,240,000	1,356,970
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	120,000	143,792
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2045 (Prerefunded 6/01/2025)	325,000	383,199
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045 (Prerefunded 12/01/2025)	145,000	173,748
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	1,165,000	1,209,523
		$9,748,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - 0.5%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$135,000	$ 148,609
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	595,000	665,330
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	590,000	680,185
		$1,494,124
Maryland - 0.9%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$205,000	$ 223,395
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	100,000	105,393
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	240,000	251,657
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	155,000	170,568
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2056	185,000	220,653
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	15,000	14,407
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	50,000	45,380
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	160,000	140,422
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	285,000	341,415
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	175,000	202,284
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	110,000	126,725
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	480,000	546,249
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	130,000	143,882
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	80,000	84,440
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	135,000	140,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	$140,000	$ 145,258
		$2,903,053
Massachusetts - 4.5%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$460,000	$ 463,719
Lowell, MA, Collegiate Charter School Rev., 4%, 6/15/2024	20,000	20,859
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	35,000	39,534
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	40,000	43,508
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	1,270,000	571,500
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	100,000	123,410
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	95,000	107,013
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	1,895,000	2,267,800
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	310,000	357,793
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	79,566	14,517
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	130,000	142,115
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	425,000	463,971
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	175,000	201,856
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 4%, 7/01/2046	400,000	465,362
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2050	1,125,000	1,419,451
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	60,000	72,299
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	75,000	90,070
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051 (w)	65,000	75,640
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	4,785,000	5,391,502
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	105,000	126,907

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	$120,000	$ 137,970
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	115,000	116,957
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	635,000	668,704
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	170,000	173,712
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037 (Prerefunded 7/01/2022)	65,000	68,561
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041 (Prerefunded 7/01/2021)	65,000	65,507
		$13,690,237
Michigan - 3.1%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$185,000	$ 208,324
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039 (Prerefunded 7/01/2022)	1,120,000	1,186,620
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036 (Prerefunded 7/01/2021)	55,000	55,427
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041 (Prerefunded 7/01/2021)	75,000	75,583
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	520,000	575,702
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	45,000	48,087
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	110,000	116,170
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	290,000	336,531
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	90,000	92,979
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	110,000	115,101
Michigan Finance Authority Hospital Rev. (Ascension Health Senior Credit Group), “F-4”, 5%, 11/15/2047	1,595,000	2,016,661
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	440,000	542,149
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	120,000	140,788

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	$270,000	$ 316,288
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	180,000	210,536
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	115,000	134,715
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051 (n)	100,000	93,088
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (n)	190,000	179,097
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (n)	190,000	176,867
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	65,000	74,528
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	75,000	85,993
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	62,644
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	160,000	182,237
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	1,160,000	1,362,652
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	280,000	359,524
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2040	525,000	671,059
		$9,419,350
Minnesota - 0.5%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	$175,000	$ 197,464
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	310,000	369,745
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	170,000	190,632
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	240,000	284,502
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	105,000	117,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	$120,000	$ 121,882
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	240,000	245,071
		$1,526,573
Mississippi - 1.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$2,070,000	$ 2,184,309
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039 (n)	300,000	325,332
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	275,000	289,439
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	710,000	781,604
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	215,000	244,180
		$3,824,864
Missouri - 2.0%
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	$1,025,000	$ 1,247,310
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	615,000	748,045
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	1,370,000	1,666,110
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	100,000	107,565
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	290,000	309,975
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	80,000	83,018
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	55,000	56,682
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	140,000	143,418
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	95,000	95,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	$185,000	$ 186,088
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	405,000	411,985
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	400,000	424,988
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	525,000	656,095
		$6,136,845
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$210,000	$ 288,706
Nevada - 0.4%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2040	$245,000	$ 290,991
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	265,000	295,162
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	205,000	225,303
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	175,000	191,154
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	175,000	189,417
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	10,000	12,171
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	10,000	12,021
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	40,000	43,944
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	50,000	55,027
		$1,315,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - 0.7%
National Finance Authority, New Hampshire Municipal Certificates “A”, 4.125%, 1/20/2034	$767,992	$ 905,077
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	595,000	623,852
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	225,000	264,123
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	225,000	261,625
New Hampshire National Finance Authority, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2051	170,000	186,003
		$2,240,680
New Jersey - 6.2%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$45,000	$ 53,881
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	60,000	71,218
Essex County, NJ, Improvement Authority, General Obligation Lease Rev. (CHF-Newark, LLC - New Jersey Student Housing Project. “A”, BAM, 4%, 8/01/2060	800,000	934,501
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2046	300,000	349,261
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2051	480,000	556,365
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	50,000	60,130
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	70,000	79,091
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	70,000	77,972
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	420,000	470,082
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	210,000	234,923
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	1,580,000	1,684,537
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	140,000	148,379

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	$180,000	$ 189,503
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	25,000	32,293
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	15,000	19,300
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	70,000	82,784
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	60,000	70,739
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	45,000	52,876
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	40,000	46,765
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	60,000	69,843
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2039	50,000	57,958
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2040	60,000	69,345
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	80,000	80,911
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	520,000	612,262
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	250,000	280,365
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	365,000	437,873
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	780,000	893,522
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	185,000	225,173
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	190,000	229,717
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	160,000	192,348

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	$160,000	$ 191,867
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	140,000	168,083
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	165,000	197,579
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	275,000	328,503
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	635,000	673,948
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	120,000	134,442
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	250,000	278,832
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	235,000	261,049
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	205,000	226,949
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2042 (w)	205,000	226,178
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	245,000	295,256
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	225,000	274,486
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	350,000	431,656
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	245,000	304,694
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	325,000	402,561
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	310,000	382,640
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	295,000	363,297
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	305,000	374,338
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	155,000	189,895

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	$225,000	$ 278,883
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	305,000	363,734
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	205,000	242,493
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	525,000	375,739
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	1,375,000	951,093
New Jersey Turnpike Authority, Turnpike Rev., “A”, 4%, 1/01/2051	325,000	380,351
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2031	1,740,000	2,159,964
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	180,000	225,990
		$19,048,417
New Mexico - 0.0%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$45,000	$ 50,907
New York - 8.3%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$965,000	$ 1,069,149
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	140,000	152,568
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	365,000	378,245
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	230,000	230,926
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	155,000	174,716
Metropolitan Transportation Authority, NY, Transportation Rev., “C-1”, 5.25%, 11/15/2055	335,000	416,039
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	340,000	394,115
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	116,017
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	100,000	115,222
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/2041	1,345,000	1,352,111

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	$1,860,000	$ 1,866,476
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	995,000	1,088,070
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	365,000	413,776
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	885,000	894,286
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	545,000	550,524
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	740,000	904,413
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	240,000	292,358
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	115,000	129,511
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	550,000	661,552
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,080,000	1,262,825
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	145,000	168,686
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	575,000	740,425
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	158,183	160,517
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	3,039,072	3,162,486
New York, NY, Industrial Development Agency, Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	65,000	75,621
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “GG-1”, 4%, 6/15/2050	1,000,000	1,167,541
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2037	390,000	468,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	$475,000	$ 568,245
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2035	200,000	238,336
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	530,000	554,660
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	355,000	357,614
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,310,000	1,483,982
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	130,000	132,587
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	180,000	182,902
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	210,000	211,286
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	355,000	356,733
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	390,000	390,937
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	360,000	360,420
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	300,000	300,103
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	105,000	126,740
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	50,000	60,225
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	355,000	412,325
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	350,000	342,443
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	920,000	907,808
		$25,393,805
North Carolina - 0.6%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	$130,000	$ 138,248
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	165,000	176,385
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	100,000	105,865

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	$175,000	$ 207,767
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	110,000	123,042
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	75,000	83,203
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	65,000	68,765
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	65,000	74,602
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	125,000	142,703
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	250,000	284,702
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	100,000	113,724
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	165,000	207,159
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	195,000	218,488
		$1,944,653
North Dakota - 0.6%
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$575,000	$ 673,686
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	330,000	383,199
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	70,000	80,016
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	540,000	613,095
		$1,749,996
Ohio - 5.3%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$560,000	$ 622,226
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	275,000	348,202
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	545,000	615,722
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	3,305,000	3,712,661

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	$5,240,000	$ 817,282
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	80,000	85,244
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	220,000	230,586
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	85,000	88,944
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	230,000	230,490
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 5/15/2035	630,000	631,777
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	415,000	480,881
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	565,000	626,441
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	300,000	349,500
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	295,000	337,512
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	1,530,000	1,797,977
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	65,000	67,955
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	95,000	98,230
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	130,000	145,463
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	460,000	522,721
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042 (Prerefunded 7/01/2022)	1,400,000	1,516,835
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	140,000	161,627
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	605,000	730,902
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041 (w)	255,000	298,628
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	140,000	159,086

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 4%, 8/01/2041	$25,000	$ 29,523
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	140,000	153,111
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	200,000	224,602
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	260,000	293,929
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	825,000	826,203
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	85,000	85,283
		$16,289,543
Oklahoma - 1.0%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$40,000	$ 40,923
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise, “A”, 8.5%, 8/25/2026 (Prerefunded 8/25/2021) (n)	405,000	415,211
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	205,000	231,683
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	220,000	269,723
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	200,000	216,742
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	55,000	68,123
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	285,000	347,227
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	400,000	481,615
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	360,000	438,464
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	400,000	484,733
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	105,000	117,284
		$3,111,728
Oregon - 0.5%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$150,000	$ 154,472
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	170,000	189,557
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	190,000	195,594

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	$730,000	$ 850,852
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	60,000	74,832
		$1,465,307
Pennsylvania - 11.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$1,540,000	$ 1,702,714
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	100,000	121,083
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	100,000	118,981
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	120,000	141,749
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	245,000	286,760
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	175,000	201,835
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	160,000	165,820
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	685,000	708,106
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2034	465,000	490,997
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2047	390,000	378,658
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	540,000	546,095
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2044	705,000	706,728
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	55,000	66,721
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	490,000	562,033
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	185,000	186,152
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	90,000	93,383
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	200,000	204,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	$265,000	$ 279,416
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	140,000	173,102
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	120,000	147,743
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	60,000	73,629
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	55,000	58,861
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	55,000	63,648
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	45,000	48,933
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	60,000	64,876
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	65,000	68,746
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	40,000	42,034
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	230,000	249,019
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	305,000	326,993
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	310,000	329,869
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	295,000	312,911
Geisinger, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	2,000,000	2,309,200
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	600,000	694,414
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	1,850,000	1,205,296
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	1,175,000	1,318,164
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	1,020,000	1,128,296
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	105,000	128,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	$205,000	$ 234,971
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	195,000	222,196
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2048	655,000	799,035
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), 5%, 11/15/2028 (Prerefunded 5/15/2022)	565,000	593,449
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	235,000	280,454
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,110,000	1,160,248
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	200,000	236,304
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 4%, 5/01/2050	1,400,000	1,599,649
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	295,000	303,826
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028 (Prerefunded 4/01/2022)	250,000	261,119
Pennsylvania Turnpike Commission Rev., ”A“, 4%, 12/01/2050	775,000	895,821
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,755,000	2,037,216
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	100,000	112,073
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	275,000	305,354
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	235,000	262,556
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	370,000	414,301
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	155,000	171,924
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	270,000	300,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	$100,000	$ 110,660
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	290,000	320,112
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	265,000	309,606
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,060,000	1,216,045
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	280,000	297,470
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	405,000	432,152
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	205,000	217,345
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	245,000	257,016
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	350,000	363,112
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	955,000	1,149,274
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	40,000	50,277
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	140,000	174,748
Philadelphia, PA, School District, “A”, 4%, 9/01/2036	290,000	338,331
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	50,000	62,166
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	50,000	61,928
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	50,000	61,868
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	150,000	182,259
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	80,000	109,747
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	60,000	83,715
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	30,000	35,952
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	205,000	254,639

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	$885,000	$ 936,925
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	190,000	214,184
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	290,000	325,753
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	200,000	223,994
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	30,000	30,582
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	30,000	32,577
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	60,000	66,012
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	60,000	65,244
		$33,879,450
Puerto Rico - 7.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$745,000	$ 765,759
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	75,000	76,986
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,060,000	2,318,026
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	175,000	192,006
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,380,000	1,519,741
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	75,000	76,986
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	95,000	96,098
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	735,000	764,399
Commonwealth of Puerto Rico, Public Improvement, “A”, NPFG, 5.5%, 7/01/2021	110,000	110,476
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	160,000	164,644
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027	460,000	475,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	$960,000	$ 983,105
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	280,000	288,341
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	45,000	45,539
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	30,000	30,650
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	30,000	30,794
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	70,000	71,011
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	1,960,000	1,813,000
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	125,000	127,708
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	10,000	10,265
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	75,000	77,090
Puerto Rico Electric Power Authority Rev., “V”, NPFG, 5.25%, 7/01/2033	320,000	358,054
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	55,000	59,788
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	110,000	121,085
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	490,000	546,506
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	1,650,000	1,526,250
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	820,000	846,650
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	25,000	24,974
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	120,000	121,614

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	$20,000	$ 19,979
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	375,000	379,598
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	130,000	129,842
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	140,000	141,855
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	140,000	139,834
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	110,000	111,650
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	70,000	70,460
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	125,000	126,875
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	585,000	618,221
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	345,000	370,768
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	365,000	400,892
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	40,000	41,115
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, AGM, 5%, 7/01/2036	85,000	87,368
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	780,000	821,291
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2027	190,000	196,220

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2028	$65,000	$ 67,190
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	82,000	90,801
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,326,000	2,620,378
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	765,000	836,210
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	5,474
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	93,000	103,482
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	144,000	128,300
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,571,000	1,226,066
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,498,000	1,083,498
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	780,000	246,514
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	70,000	71,853
		$23,778,338
Rhode Island - 0.2%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	$155,000	$ 160,603
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	370,000	385,302
		$545,905
South Carolina - 2.0%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$905,000	$ 961,329
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	105,000	106,356
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	75,000	78,879
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	160,000	174,534
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	170,000	190,470

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	$120,000	$ 133,751
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	300,000	332,720
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	165,000	181,075
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	770,000	919,576
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	240,000	257,045
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	225,000	240,723
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	525,000	584,398
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	1,300,000	1,447,081
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	490,000	580,098
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	90,000	102,632
		$6,290,667
Tennessee - 1.9%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$1,710,000	$ 1,851,102
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	30,000	33,964
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	45,000	55,419
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	20,000	24,386
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	85,000	101,026
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	100,000	118,223
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	130,000	151,674
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	395,000	475,271

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	$15,000	$ 17,703
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	25,000	29,095
Metropolitan Nashville Airport Authority, TN, Airport Rev., “B”, 5%, 7/01/2054	575,000	703,987
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	510,000	542,991
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	905,000	1,101,111
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	450,000	518,616
		$5,724,568
Texas - 7.6%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$90,000	$ 99,161
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	385,000	420,644
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	95,000	104,769
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	150,000	162,844
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	155,000	167,817
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	65,000	73,528
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	105,000	117,276
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	20,000	20,023
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	45,000	46,785
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	35,000	36,036
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	50,000	50,613
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	175,000	200,368

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Central Texas Regional Mobility Authority Senior Lien Rev., “B”, 5%, 1/01/2046	$1,405,000	$ 1,776,401
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	170,000	186,891
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041 (Prerefunded 8/15/2021)	130,000	132,026
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	915,000	947,535
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	275,000	300,001
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	720,000	766,887
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	245,000	273,179
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	405,000	414,652
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	170,000	202,515
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	300,000	356,281
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	405,000	479,578
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	340,000	401,574
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	205,000	228,888
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	30,000	33,497
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	75,000	83,748
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	1,205,000	554,657
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	125,000	55,648
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	315,000	108,205
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	470,000	477,197
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	700,000	734,535
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	109,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	$1,355,000	$ 1,513,679
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	100,000	118,208
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2022)	250,000	263,546
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	85,000	93,191
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	90,000	90,281
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	145,000	165,729
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031 (n)	355,000	376,705
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	25,000	24,964
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	40,000	37,343
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	80,000	71,368
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	90,000	78,317
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 3%, 1/01/2024	15,000	14,924
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	30,000	30,414
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	35,000	36,675
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	40,000	41,281
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	150,000	154,315

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	$30,000	$ 32,003
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	135,000	131,989
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	50,000	58,932
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	45,000	53,038
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	120,000	141,436
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	175,000	195,740
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	225,000	250,207
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048 (Prerefunded 6/15/2022)	125,000	131,933
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	275,000	289,505
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	400,000	413,927
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	625,000	647,662
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “B”, 6%, 1/01/2025 (n)	460,000	474,014
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	445,000	516,784
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034	195,000	216,245
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044	360,000	398,412
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049	265,000	295,418
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2029	35,000	45,149
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2030	50,000	63,832

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	$40,000	$ 50,661
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	40,000	50,316
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2028	40,000	50,630
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2029	65,000	83,848
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2030	55,000	70,216
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	40,000	50,661
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	45,000	56,606
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	160,000	177,394
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	200,000	218,955
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	215,000	233,467
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), 5.25%, 11/15/2047	200,000	182,673
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2045	225,000	199,448
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2036	1,110,000	1,048,088
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	1,618,040	1,724,090
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	110,000	119,417
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	280,000	319,416
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	225,000	255,214

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	$470,000	$ 548,226
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	50,000	28,286
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	40,000	21,412
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	45,000	22,814
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	45,000	21,546
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	85,000	38,483
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	115,000	49,215
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	95,000	38,526
		$23,249,792
Utah - 0.6%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$770,000	$ 930,637
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	475,000	502,359
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	100,000	106,818
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	150,000	157,995
		$1,697,809
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	$235,000	$ 241,895
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	120,000	136,996
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	115,000	121,480
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	150,000	155,269
		$655,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 1.5%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$790,000	$ 827,304
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	196,784	17,219
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	115,000	125,326
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	290,000	306,854
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	110,000	119,541
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	630,000	667,991
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,225,000	1,289,625
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	975,000	1,084,354
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	100,000	104,466
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 3/01/2019 (a)(d)	1,798,696	180
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	673,309	67
		$4,542,927
Washington - 1.2%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$225,000	$ 264,745
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	290,000	337,171
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	560,000	640,680
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	190,000	218,585
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	210,000	240,088
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	100,000	114,328
Seattle, WA, Port Rev., 4%, 4/01/2044	165,000	186,643
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	185,000	219,058

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	$180,000	$ 212,168
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	160,000	164,939
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	125,000	128,473
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	100,000	107,001
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	140,000	151,528
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	225,000	240,770
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	260,000	277,758
Washington State Convention Center, Public Facilities District, Junior Lodging Tax Green Notes, 4%, 7/01/2031	200,000	227,832
		$3,731,767
West Virginia - 0.2%
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	$605,000	$ 732,428
Wisconsin - 5.9%
Public Finance Authority Healthcare Facilities Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	$190,000	$ 215,841
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,145,000	634,360
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	495,000	274,782
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	220,000	237,476
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	205,000	218,716
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	110,000	116,487
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	110,000	116,265
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	2,000,000	2,201,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026 (Prerefunded 7/15/2021)	$320,000	$ 323,065
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	80,000	92,355
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	75,000	80,411
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	95,000	100,312
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	160,000	167,433
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040	45,000	47,174
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045	60,000	62,661
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050	240,000	250,364
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	75,000	77,147
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	560,000	584,905
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	2,575,000	2,674,922
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	75,000	80,618
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	110,000	117,334
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	50,000	56,846
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	250,000	275,994
Wisconsin Public Finance Authority Healthcare Facilities Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	55,000	62,723
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	65,000	69,956
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	155,000	168,473
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	150,000	160,945
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	100,000	113,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	$1,995,000	$ 2,255,639
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	1,165,000	1,264,880
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	865,000	984,622
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	350,000	403,609
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	325,000	378,396
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	355,000	404,945
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	90,000	97,189
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	60,000	64,464
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	300,000	321,149
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	90,000	96,205
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	260,000	279,550
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	240,000	259,287
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	225,000	242,293
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	265,000	286,728
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	40,000	48,224
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	55,000	65,739
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	65,000	77,604

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	$170,000	$ 202,543
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	105,000	123,497
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	130,000	151,049
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	185,000	213,939
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	345,000	376,814
		$18,180,510
Total Municipal Bonds (Identified Cost, $394,820,208)		$ 420,332,595
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NPFG, 0%, 2/15/2045 (n)	$37,793	$ 8,556
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	340,000	170,608
Total Bonds (Identified Cost, $203,230)		$ 179,164
Investment Companies (h) - 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $3,010,811)	3,010,837	$ 3,010,837
Other Assets, Less Liabilities - (1.1)%		(3,230,826)
Variable Rate Municipal Term Preferred Shares (VMTPS), at liquidation value (issued by the fund) - (37.1)%		(113,750,000)
Net assets applicable to common shares - 100.0%		$ 306,541,770

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,010,837 and $420,511,759, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,725,103, representing 16.2% of net assets applicable to common shares.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/17	$746,292	$487,500
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/17	110,000	74,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/13	1,050,000	714,000
Total Restricted Securities			$1,276,300
% of Net assets applicable to common shares			0.4%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
NPFG	National Public Finance Guarantee Corp.

Financial Statements
Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $395,023,438)	$420,511,759
Investments in affiliated issuers, at value (identified cost, $3,010,811)	3,010,837
Receivables for
Investments sold	194,327
Interest	5,547,519
Other assets	28,223
Total assets	$429,292,665
Liabilities
Payables for
Distributions on common shares	$50,519
When-issued investments purchased	8,760,534
Interest expense	113,345
Payable to affiliates
Investment adviser	10,165
Administrative services fee	360
Transfer agent and dividend disbursing costs	823
Payable for independent Trustees' compensation	4,313
Accrued expenses and other liabilities	60,836
VMTPS, at liquidation value	113,750,000
Total liabilities	$122,750,895
Net assets applicable to common shares	$306,541,770
Net assets consist of
Paid-in capital - common shares	$280,445,263
Total distributable earnings (loss)	26,096,507
Net assets applicable to common shares	$306,541,770
VMTPS, at liquidation value (4,550 shares issued and outstanding at $25,000 per share)	113,750,000
Net assets including preferred shares	$420,291,770
Common shares of beneficial interest issued and outstanding	41,187,631
Net asset value per common share (net assets of $306,541,770 / 41,187,631 shares of beneficial interest outstanding)	$7.44
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$8,230,023
Dividends from affiliated issuers	2,654
Total investment income	$8,232,677
Expenses
Management fee	$1,346,551
Transfer agent and dividend disbursing costs	19,664
Administrative services fee	31,426
Independent Trustees' compensation	8,915
Stock exchange fee	19,832
Custodian fee	8,856
Shareholder communications	20,166
Audit and tax fees	42,367
Legal fees	12,710
Interest expense and fees	702,086
Miscellaneous	48,386
Total expenses	$2,260,959
Reduction of expenses by investment adviser	(29,965)
Net expenses	$2,230,994
Net investment income (loss)	$6,001,683
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$576,256
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$14,340,004
Net realized and unrealized gain (loss)	$14,916,260
Change in net assets from operations	$20,917,943
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$6,001,683	$12,404,689
Net realized gain (loss)	576,256	(1,748,193)
Net unrealized gain (loss)	14,340,004	(12,243,831)
Change in net assets from operations	$20,917,943	$(1,587,335)
Distributions to common shareholders	$(6,425,271)	$(13,015,292)
Total change in net assets	$14,492,672	$(14,602,627)
Net assets applicable to common shares
At beginning of period	292,049,098	306,651,725
At end of period	$306,541,770	$292,049,098
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 4/30/21 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$20,917,943
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(36,673,174)
Proceeds from disposition of investment securities	32,164,324
Proceeds from disposition of short-term investments, net	4,185,839
Realized gain/loss on investments	(576,256)
Unrealized appreciation/depreciation on investments	(14,340,004)
Net amortization/accretion of income	665,444
Decrease in interest receivable	184,019
Decrease in accrued expenses and other liabilities	(69,179)
Increase in other assets	(21,548)
Decrease in payable for interest expense	(8,796)
Net cash provided by operating activities	$6,428,612
Cash flows from financing activities:
Cash distributions paid on common shares	(6,428,612)
Cash and restricted cash:
Beginning of period	$—
End of period	$—
Supplemental disclosure of cash flow information:
Cash paid during the six months ended April 30, 2021 for interest was $710,882.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Common Shares	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$7.09	$7.45	$7.07	$7.36	$7.53	$7.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.34	$0.37	$0.39(c)	$0.41
Net realized and unrealized gain (loss)	0.36	(0.34)	0.38	(0.29)	(0.18)	0.15
Distributions declared to shareholders of auction rate preferred shares	—	—	—	—	—	(0.00)(w)
Total from investment operations	$0.51	$(0.04)	$0.72	$0.08	$0.21	$0.56
Less distributions declared to common shareholders
From net investment income	$(0.16)	$(0.32)	$(0.34)	$(0.37)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$7.44	$7.09	$7.45	$7.07	$7.36	$7.53
Market value, end of period	$6.90	$6.31	$7.01	$6.05	$6.96	$6.88
Total return at market value (%) (p)	11.91(n)	(5.50)	21.64	(8.15)	6.85	11.08
Total return at net asset value (%) (j)(r)(s)(x)	7.39(n)	(0.16)	10.70	1.50	3.24(c)	8.02
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.51(a)	1.82	2.21	2.15	1.88(c)	1.71
Expenses after expense reductions (f)(p)	1.49(a)	1.77	2.14	2.08	1.86(c)	N/A
Net investment income (loss) (p)	4.00(a)	4.21	4.73	5.13	5.37(c)	5.38
Portfolio turnover	8(n)	24	18	17	16	14
Net assets at end of period (000 omitted)	$306,542	$292,049	$306,652	$291,195	$303,077	$310,150

Financial Highlights – continued
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Supplemental Ratios (%):
Ratios of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.02(a)	1.03	1.05	1.06	1.09(c)	1.15
Ratios of expenses to average net assets applicable to common and preferred shares after expense reductions and excluding interest expense and fees (f)(l)(p)	0.74(a)	0.74	0.76	0.77	0.79(c)	0.84
Ratios of net investment income to average net assets available to common shares	4.00(a)	4.21	4.73	5.13	5.37(c)	5.37
Senior Securities:
VMTPS	4,550	4,550	4,550	4,550	4,550	4,550
Asset coverage per preferred share (k)	$92,372	$89,187	$92,396	$88,999	$91,599	$93,146
Involuntary liquidation preference per preferred share (m)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of preferred shares) from the fund's total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates, interest expense paid to shareholders of VMTPS, and amortization of VMTPS debt issuance costs, as applicable. For the year ended October 31, 2016, the expense ratio also excludes fees and expenses related to redemption of the fund's auction rate preferred shares (“ARPS”). For periods prior to October 31, 2017, the expense ratio includes amortization of VMTPS debt issuance costs.
(m)	Amount excludes accrued unpaid distributions on preferred shares.
(n)	Not annualized.
(p)	Ratio excludes dividend payments on ARPS, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s preferred shares.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for

Notes to Financial Statements (unaudited) - continued
certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair

Notes to Financial Statements (unaudited) - continued
value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$420,332,595	$—	$420,332,595
U.S. Corporate Bonds	—	179,164	—	179,164
Mutual Funds	3,010,837	—	—	3,010,837
Total	$3,010,837	$420,511,759	$—	$423,522,596
For further information regarding security characteristics, see the Portfolio of Investments.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized

Notes to Financial Statements (unaudited) - continued
or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service

Notes to Financial Statements (unaudited) - continued
for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and non-deductible expenses that result from the treatment of VMTPS as equity for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$254,118
Tax-exempt income	14,939,188
Total distributions	$15,193,306
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$398,486,940
Gross appreciation	30,377,373
Gross depreciation	(5,341,717)
Net unrealized appreciation (depreciation)	$ 25,035,656
As of 10/31/20
Undistributed ordinary income	183,220
Undistributed tax-exempt income	2,154,418
Capital loss carryforwards	(1,272,997)
Other temporary differences	(181,288)
Net unrealized appreciation (depreciation)	10,720,482
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,272,997)

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average weekly net assets (including the value of preferred shares) and 6.32% of gross income. Gross income is calculated based on tax elections that generally include the amortization of premium and exclude the accretion of discount, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets (including the value of preferred shares).
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest expense on VMTPS, taxes, extraordinary expenses, brokerage and transaction costs, other interest expense, and investment-related expenses, such that fund operating expenses do not exceed 0.74% annually of the fund’s average daily net assets (including the value of preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2021. For the six months ended April 30, 2021, this reduction amounted to $29,965, which is included in the reduction of total expenses in the Statement of Operations.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund's common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2021, these fees paid to MFSC amounted to $5,844.
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of preferred shares). The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0152% of the fund’s average daily net assets (including the value of preferred shares).
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,826 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2021. The liability

Notes to Financial Statements (unaudited) - continued
for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,313 at April 30, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $44,194,519 and $31,799,821, respectively.
(5) Shares of Beneficial Interest
The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended April 30, 2021 and the year ended October 31, 2020, the fund did not repurchase any shares. During the six months ended April 30, 2021 and the year ended October 31, 2020, there were no transactions in fund shares.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2021, the fund’s commitment fee and interest expense were $682 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,196,676	$33,564,837	$37,750,676	$—	$—	$3,010,837

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,654	$—
(8) Preferred Shares
The fund has 4,550 shares issued and outstanding of VMTPS. The outstanding VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The VMTPS are subject to a mandatory term redemption date of October 31, 2021, as extended, unless further extended through negotiation with the private holders of the VMTPS. There is no assurance that the term of the VMTPS will be extended or that the VMTPS will be replaced with any other preferred shares or other form of leverage upon the redemption of the VMTPS. Two months prior to the term redemption date of the VMTPS, the fund is required to begin to segregate liquid assets with the fund’s custodian to fund the redemption. Dividends on the VMTPS are cumulative and are reset weekly to a fixed spread against the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index. During the six months ended April 30, 2021, the VMTPS dividend rates ranged from 1.18% to 1.27%. For the six months ended April 30, 2021, the average dividend rate was 1.22%.
In the fund’s Statement of Assets and Liabilities, the VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to the VMTPS are treated as interest expense and recorded as incurred. For the six months ended April 30, 2021, interest expense related to the dividends paid to VMTPS amounted to $701,371 and is included in “Interest expense and fees” in the Statement of Operations. Costs directly related to the issuance of the VMTPS are considered debt issuance costs. Debt issuance costs are presented as a direct deduction from the carrying amount of the related debt liability and are amortized into interest expense over the life of the VMTPS. The period-end carrying value for the VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value less any unamortized debt issuance costs, which approximates its fair value. Its fair value would be considered level 2 under the fair value hierarchy.
Under the terms of a purchase agreement between the fund and the investor in the VMTPS, the fund is subject to various investment restrictions. These investment-related requirements are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies. In addition, the fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the VMTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the fund by the Investment Company Act of 1940 (the “1940 Act”).

Notes to Financial Statements (unaudited) - continued
The fund is required to maintain certain asset coverage with respect to the VMTPS as defined in the fund’s governing documents and the 1940 Act. One of a number of asset coverage-related requirements is that the fund is not permitted to declare or pay common share dividends unless immediately thereafter the fund has a minimum asset coverage ratio of 200% with respect to the VMTPS after deducting the amount of such common share dividends.
The 1940 Act requires that the preferred shareholders of the fund, voting as a separate class, have the right to elect at least two trustees at all times, and elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.
Leverage involves risks and special considerations for the fund’s common shareholders. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. Changes in the value of the fund’s portfolio will be borne entirely by the common shareholders. It is possible that the fund will be required to sell assets at a time when it may be disadvantageous to do so in order to redeem preferred shares to comply with asset coverage or other restrictions including those imposed by the 1940 Act and the rating agencies that rate the preferred shares. There is no assurance that the fund’s leveraging strategy will be successful.
(9) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Report of Independent Registered Public Accounting Firm
To the Trustees and Shareholders of MFS Municipal Income Trust:
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Municipal Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2021, and the related statements of operations, changes in net assets, and cash flows and the financial highlights for the six-month period ended April 30, 2021, and the related notes. Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities, including the portfolio of investments, as of October 31, 2020 (not presented herein), the related statements of operations and cash flows for the year ended October 31, 2020 (not presented herein), the statements of changes in net assets for the years ended October 31, 2020 and October 31, 2019 (2019 not presented herein) and the financial highlights for each of the five years in the period ended October 31, 2020, and in our report dated December 16, 2020, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These interim financial statements and financial highlights are the responsibility of the Trust's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2021
We have served as the auditor of one or more of the MFS investment companies since 1924.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: MFM

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Municipal Income Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Municipal Income Trust (the “Fund”) is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Effective March 31, 2021, Jason Kosty became a portfolio manager of the fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Jason Kosty	Portfolio Manager	March 2021	Investment Officer of MFS; employed in the investment area of MFS since 2003.

Gary Lasman	Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2002.

Geoffrey Schechter	Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 1993.

APPENDIX E - PORTFOLIO MANAGER(S)

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2020, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2020, the following benchmarks were used to measure the following portfolio manager’s performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Municipal Income Trust	Jason Kosty	Bloomberg Barclays Municipal Bond Index
	Gary Lasman	Bloomberg Barclays Municipal Bond Index
	Geoffrey Schechter	Bloomberg Barclays Municipal Bond Index

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of April 30, 2021. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Jason Kosty	N
Gary Lasman	N
Geoffrey Schechter	N

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. The number and assets of these accounts were as follows as of April 30, 2021:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jason Kosty	6	$16.3 billion	1	$137.8 million	1	$264.1 million
Gary Lasman	4	$7.2 billion	0	N/A	0	N/A
Geoffrey Schechter	14	$26.5 billion	4	$845.0 million	1	$264.1 million

*	Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Municipal Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/20-11/30/20	0	N/A	0	4,118,763
12/01/20-12/31/20	0	N/A	0	4,118,763
1/01/21-1/31/21	0	N/A	0	4,118,763
2/01/21-2/28/21	0	N/A	0	4,118,763
3/01/21-3/31/21	0	N/A	0	4,118,763
4/01/21-4/30/21	0	N/A	0	4,118,763

Total	0		0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2020 plan year is 4,118,763.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2021

*	Print name and title of each signing officer under his or her signature.